Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥) Securities	Mar. 31, 2018 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,578,825	¥ 6,974,266
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	44,469	25,765
Available-for-sale debt securities, Fair value, 12 months or more	2,272,756	2,127,515
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	69,146	47,162
Available-for-sale debt securities, Fair value, Total	14,851,581	9,101,781
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 113,615	¥ 72,927
Available-for-sale debt securities, Number of securities | Securities	1,584	1,255
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 1,071,302	¥ 633,087
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	12,173	4,814
Held-to-maturity debt securities, Fair value, 12 months or more	677,912	621,033
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	22,688	12,255
Held-to-maturity debt securities, Fair value, Total	1,749,214	1,254,120
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 34,861	¥ 17,069
Held-to-maturity debt securities, Number of securities | Securities	529	385
Equity securities, Fair value, Less than 12 months		¥ 448,489
Equity securities, Gross unrealized losses, Less than 12 months		43,482
Equity securities, Fair value, 12 months or more		28
Equity securities, Gross unrealized losses, 12 months or more		6
Equity securities, Fair value, Total		448,517
Equity securities, Gross unrealized losses, Total		¥ 43,488
Equity securities, Number of securities | Securities		116
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 9,844,320	¥ 4,767,893
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	12,969	2,701
Available-for-sale debt securities, Fair value, 12 months or more	215,149	187,000
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,726	1,142
Available-for-sale debt securities, Fair value, Total	10,059,469	4,954,893
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 14,695	¥ 3,843
Available-for-sale debt securities, Number of securities | Securities	247	140
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 965,127	¥ 400,705
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,736	453
Available-for-sale debt securities, Fair value, 12 months or more	401,458	353,047
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,348	2,067
Available-for-sale debt securities, Fair value, Total	1,366,585	753,752
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 6,084	¥ 2,520
Available-for-sale debt securities, Number of securities | Securities	344	193
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 719,858	¥ 846,818
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	14,786	16,955
Available-for-sale debt securities, Fair value, 12 months or more	956,427	818,937
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	42,947	27,953
Available-for-sale debt securities, Fair value, Total	1,676,285	1,665,755
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 57,733	¥ 44,908
Available-for-sale debt securities, Number of securities | Securities	157	157
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 54,557	¥ 55,837
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	336	103
Held-to-maturity debt securities, Fair value, 12 months or more
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more
Held-to-maturity debt securities, Fair value, Total	54,557	55,837
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 336	¥ 103
Held-to-maturity debt securities, Number of securities | Securities	10	10
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 263,849	¥ 312,993
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	801	856
Available-for-sale debt securities, Fair value, 12 months or more	178,709	74,717
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	270	172
Available-for-sale debt securities, Fair value, Total	442,558	387,710
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,071	¥ 1,028
Available-for-sale debt securities, Number of securities | Securities	147	150
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 491,920	¥ 438,545
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	9,216	2,644
Available-for-sale debt securities, Fair value, 12 months or more	466,314	623,285
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	17,381	12,919
Available-for-sale debt securities, Fair value, Total	958,234	1,061,830
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 26,597	¥ 15,563
Available-for-sale debt securities, Number of securities | Securities	522	503
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 424,594	¥ 299,286
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	8,768	3,487
Held-to-maturity debt securities, Fair value, 12 months or more	518,017	451,968
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	20,800	11,239
Held-to-maturity debt securities, Fair value, Total	942,611	751,254
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 29,568	¥ 14,726
Held-to-maturity debt securities, Number of securities | Securities	463	332
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 90,747	¥ 50,898
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,542	386
Available-for-sale debt securities, Fair value, 12 months or more	10,959	9,067
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	594	234
Available-for-sale debt securities, Fair value, Total	101,706	59,965
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,136	¥ 620
Available-for-sale debt securities, Number of securities | Securities	106	60
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 5,211	¥ 2,150
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	113	2
Held-to-maturity debt securities, Fair value, 12 months or more	159,895	169,065
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	1,888	1,016
Held-to-maturity debt securities, Fair value, Total	165,106	171,215
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 2,001	¥ 1,018
Held-to-maturity debt securities, Number of securities | Securities	33	32
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 167,342	¥ 144,073
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	350	1,403
Available-for-sale debt securities, Fair value, 12 months or more	969	5,345
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1	12
Available-for-sale debt securities, Fair value, Total	168,311	149,418
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 351	¥ 1,415
Available-for-sale debt securities, Number of securities | Securities	36	29
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 586,940	¥ 275,814
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	2,956	1,222
Held-to-maturity debt securities, Fair value, 12 months or more
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more
Held-to-maturity debt securities, Fair value, Total	586,940	275,814
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 2,956	¥ 1,222
Held-to-maturity debt securities, Number of securities | Securities	23	11
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 35,662	¥ 12,341
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,069	367
Available-for-sale debt securities, Fair value, 12 months or more	42,771	56,117
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	2,879	2,663
Available-for-sale debt securities, Fair value, Total	78,433	68,458
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,948	¥ 3,030
Available-for-sale debt securities, Number of securities | Securities	25	23
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Equity securities, Fair value, Less than 12 months		¥ 448,489
Equity securities, Gross unrealized losses, Less than 12 months		43,482
Equity securities, Fair value, 12 months or more		28
Equity securities, Gross unrealized losses, 12 months or more		6
Equity securities, Fair value, Total		448,517
Equity securities, Gross unrealized losses, Total		¥ 43,488
Equity securities, Number of securities | Securities		116